Commitments and Contingencies - Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements (Details)	Dec. 31, 2025 USD ($)
Drug molecules: up to the conditions and milestones of
Contingent milestone payments, subtotal	$ 8,720,000
From entering phase 1 to before first commercial sale [Member]
Drug molecules: up to the conditions and milestones of
Contingent milestone payments, subtotal	920,000
First commercial sale [Member]
Drug molecules: up to the conditions and milestones of
Contingent milestone payments, subtotal	800,000
Net sales amount more than certain threshold in a year [Member]
Drug molecules: up to the conditions and milestones of
Contingent milestone payments, subtotal	$ 7,000,000